2 Concessions and Authorizations (Details Narrative)		10 Months Ended
	May 01, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Description commercial operation began	commercial operation began with 3 MWp (megawatt-peak, photovoltaic power unit) out of a total of 5.36 MWp of installed power, enough to already serve the energy consumption of approximately 2,500 homes.
UHE Colider [member]
Disclosure of detailed information about property, plant and equipment [line items]
Description commercial operation began		in March, May and December 2019, the three generating units of the plant entered into commercial operation, respectively, totalizing 300 MW of installed power.
UHE Baixo Iguacu [member]
Disclosure of detailed information about property, plant and equipment [line items]
Description commercial operation began		Commercial operation of units 1 and 2 began in February 2019, with unit 3 starting in April 2019, with a total installed capacity of 350.2 MW.
Cutia and Bento Miguel Wind Complexes [member]
Disclosure of detailed information about property, plant and equipment [line items]
Description commercial operation began		From the last two week of December 2018 to March 2019, all wind farms went into commercial operation, with a total installed capacity of 312.9 MW.